Provisions for Contingencies and Charges (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions for Contingencies and Charges

(in millions of Canadian dollars)	NOTE	ENVIRONMENTAL RESTORATION OBLIGATIONS	ENVIRONMENTAL COSTS	LEGAL CLAIMS	SEVERANCES	ONEROUS CONTRACT	OTHERS	TOTAL PROVISIONS
As at January 1, 2017		8	16	3	3	6	7	43
Additional provision		(1)	—	2	5	—	2	8
Payments		—	—	(1)	(5)	(3)	(2)	(11)
Other		—	—	—	—	—	3	3
As at December 31, 2017		7	16	4	3	3	10	43
Additional provision		—	—	—	2	—	—	2
Payments		—	—	(1)	(3)	(2)	(2)	(8)
Revaluation		5	—	—	—	—	—	5
Business combinations and assets acquisition	5	5	—	—	—	—	1	6
As at December 31, 2018		17	16	3	2	1	9	48

Analysis of total provisions:

(in millions of Canadian dollars)	2018	2017
Long-term	42	36
Current	6	7
	48	43